Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (305)	$ (1,997)	$ (1,849)
Share of equity accounted (earnings) loss, net of distributions	(614)	(41)	306
Fair value losses, net	173	692	673
Deferred income tax expense (benefit)	77	96	(554)
Depreciation and amortization	269	418	440
Working capital and other	(195)	1,850	314
Cash flows from (used in) operating activities	(595)	1,018	(670)
Financing activities
Debt obligations, issuance	11,723	21,512	18,896
Debt obligations, repayments	(14,536)	(17,836)	(20,200)
Capital securities, issued	79	366	277
Capital securities, redeemed	(1)	(14)	(16)
Non-controlling interests, issued	3,688	3,361	6,535
Non-controlling interests, purchased	(18)	(10)	(51)
Settlement of deferred consideration	(3)	140	(458)
Repayment of lease liabilities	(56)	(60)	(52)
Limited partnership units, issued	1,274	510	603
Issuances to redeemable/exchangeable and special limited partnership unitholders	2,273	908	1,077
Redemption of FV LTIP units of the Operating Partnership	(3)	(6)	(15)
Cash flows from (used in) financing activities	1,600	5,736	1,943
Acquisitions
Investment properties	(4,078)	(9,053)	(4,807)
Property, plant and equipment	(758)	(403)	(529)
Equity accounted investments	(845)	(425)	(496)
Financial assets and other	(819)	(1,342)	(1,877)
Business combinations, net of cash acquired	(820)	(6)	940
Dispositions
Investment properties	4,172	2,437	1,358
Property, plant and equipment	345	562	228
Equity accounted investments	382	1,019	1,088
Financial assets and other	867	980	938
Disposition of subsidiaries	0	97	0
Cash impact of deconsolidation and reclassification to assets held for sale	(6)	(703)	197
Restricted cash and deposits	135	39	(21)
Cash flows from (used in) investing activities	(1,425)	(6,798)	(2,981)
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(420)	(44)	(1,708)
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	63	(59)	30
Balance, beginning of year	2,208	2,341	4,020
Balance, end of year	1,859	2,208	2,341
Cash paid for:
Income taxes, net of refunds received	128	140	180
Interest (excluding dividends on capital securities)	2,908	4,357	4,755
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the year	8	(30)	(1)
Limited partners
Operating activities
Net loss	(361)	(510)	(442)
Financing activities
Distributions	(448)	(452)	(440)
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(800)	(807)	(789)
FV LTIP units of the Operating Partnership
Financing activities
Distributions	(1)	(1)	(2)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(1,527)	(1,831)	(3,378)
Preferred equity
Financing activities
Distributions	$ (44)	$ (44)	$ (44)